Net Earnings/(Loss) per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)		¥ (246,905)	$ (35,307)	¥ (587,182)	¥ 25,944
Net (income)/loss attributable to non-controlling interests | ¥		4,604		(2,345)	(4,664)
Net income/(loss) attributable to So-Young International Inc. | ¥		¥ (242,301)		¥ (589,527)	¥ 21,280
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	[1]	77,863,698	77,863,698	79,384,454	77,646,899
Weighted average number of ordinary shares outstanding, diluted | shares	[1]	77,863,698	77,863,698	79,384,454	78,054,950
Ordinary shares
Denominator:
Net earnings/(loss) per share, basic | (per share)		¥ (3.11)	$ (0.44)	¥ (7.43)	¥ 0.27
Net earnings/(loss) per share, diluted | (per share)		(3.11)	(0.44)	(7.43)	0.27
American Depository Shares
Denominator:
Net earnings/(loss) per share, basic | (per share)		(2.39)	(0.34)	(5.72)	0.21
Net earnings/(loss) per share, diluted | (per share)		¥ (2.39)	$ (0.34)	¥ (5.72)	¥ 0.21

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.